Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 632,000
Previously Paid Amount	0.00
Total Fee Amount	87.28
Total Offset Amount	0.00
Net Fee	87.28
Narrative - Max Aggregate Offering Price	$ 632,000
Final Prospectus	true